Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated January 24, 2020
to the
Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund,
Rockefeller Intermediate Tax Exempt National Bond Fund, and
Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Funds”),
each a series of Trust for Professional Managers (the “Trust”)
Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)
dated March 30, 2019

This supplement makes the following amendments to disclosures in the Funds’ Prospectus, Summary Prospectus and SAI dated March 30, 2019:

Effective immediately, Mark Iannarelli, CFA, a portfolio manager for the Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund, and Rockefeller Intermediate Tax Exempt New York Bond Fund, has resigned from Rockefeller & Co. LLC (the “Adviser”). Accordingly, all references to Mr. Iannarelli as a portfolio manager in the Funds’ Prospectus, Summary Prospectus and SAI are hereby removed.

Also effective immediately, Mr. Albert (Trey) Sindall, III, CFA, will become a portfolio manager of the Rockefeller Core Taxable Bond Fund, and Mr. Jimmy Chang, CFA, will become a portfolio manager of the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund. The following disclosures are hereby revised to reflect the addition of Mr. Sindall and Mr. Chang as portfolio managers:

Prospectus

The disclosure under the Summary Section entitled “Portfolio Manager” on page 12 is amended to read as follows:

Portfolio Managers
Andrew M. Kello, Portfolio Manager of the Adviser, has served as a portfolio manager of the Core Taxable Bond Fund since September 2016. Albert (Trey) Sindall, III, CFA, Portfolio Manager of the Adviser, has served as a portfolio manager of the Core Taxable Bond Fund since January 2020.

The disclosure under the Summary Section entitled “Portfolio Manager” on page 18 is amended to read as follows:

Portfolio Managers
Andrew M. Kello, Portfolio Manager of the Adviser, has served as a portfolio manager of the Tax Exempt National Bond Fund since September 2016. Jimmy C. Chang, CFA, Chief Investment Strategist, Senior Portfolio Manager and Managing Director of the Adviser, has served as a portfolio manager of the Tax Exempt National Bond Fund since January 2020.

The disclosure under the Summary Section entitled “Portfolio Manager” on page 24 is amended to read as follows:

Portfolio Managers
Andrew M. Kello, Portfolio Manager of the Adviser, has served as a portfolio manager of the Tax Exempt New York Bond Fund since September 2016. Jimmy C. Chang, CFA, Chief Investment Strategist, Senior Portfolio Manager and Managing Director of the Adviser, has served as a portfolio manager of the Tax Exempt New York Bond Fund since January 2020.

The disclosure under the section entitled “Portfolio Managers” beginning on page 40 is amended to read as follows:

David P. Harris, CFA®, is the Chief Investment Officer and a Managing Director of the Adviser. He is a member of the Executive Committee. He has been a co-portfolio manager of the Rockefeller Equity Allocation Fund since its inception in February 2015. Mr. Harris has spent more than two decades with the Adviser. Prior to becoming Chief Investment Officer in 2005 he was the firm’s Director of Equity Management, where he led the global equity portfolio and the equity analyst team. Before joining the Adviser, Mr. Harris worked at Stein Roe & Farnham, where he was a portfolio manager for non-U.S. and emerging market equity funds. Mr. Harris serves on the Board of Trustees and as Chair of the Investment Committee of St. Barnabas Hospital, the Advisory and Investment Committees of the Studio in a School Association, and the Board of Directors of Quarry Underwriting Assurance Limited. He is a Chartered Financial Analyst® charterholder. Mr. Harris received his bachelor’s degree from the University of Michigan and an MBA with distinction from Cornell University.

Jimmy C. Chang, CFA®, is the Chief Investment Strategist, a Senior Portfolio Manager and a Managing Director of the Adviser, with oversight of the Adviser’s Fixed Income Team. He is a member of the firm’s Executive Team. Mr. Chang has been co-portfolio manager of the Rockefeller Equity Allocation Fund since its inception in February 2015, and has been co-portfolio manager of the Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund since January 2020. Prior to joining the Adviser in 2004, Mr. Chang served as a Senior Vice President, Chief Technology Strategist and Senior Technology Analyst at the U.S. Trust Company of New York, where he led technology equity research and co-managed a technology fund. He previously served as a Senior Marketing Representative and an Advisory Systems Engineer at International Business Machines Corporation (IBM) from 1985 to 1994, where he was responsible for client relationship management, business volume and profit attainments at major international financial services and banking accounts. He received an M.B.A. in Finance/International Business from New York University and a B.S. (summa cum laude) in Electrical Engineering from The Cooper Union. He is a member of the Tau Beta Pi National Engineering Honor Society and is a Chartered Financial Analyst® charterholder. Mr. Chang serves on the Investment Committee of the Foundation for Contemporary Arts.

Andrew M. Kello is a Portfolio Manager within the Adviser’s Fixed Income Team. He has served as a portfolio manager of the Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund since September 2016. Prior to joining the Adviser in 2006 as a Portfolio Engineer, Mr. Kello was an Investment Associate for the Institutional Sales Group at UBS Financial Services, Inc. While at UBS Financial Services, Inc., Mr. Kello was also a Financial Advisor in the Private Client Group and a Client Service Associate. Mr. Kello holds a B.S. in Organizational Communication from Northeastern University.

Albert P. (Trey) Sindall, III, CFA®, is a Portfolio Manager within the Adviser’s Fixed Income Team. He has served as portfolio manager of the Rockefeller Core Taxable Bond Fund since January 2020. Prior to joining the Adviser’s Investment Team in 2012 as a Corporate Credit Analyst, he was a Senior Performance Analyst with Rockit Solutions. Before he joined Rockefeller, Mr. Sindall worked as an Investment Performance Analyst at Cambridge Associates. Mr. Sindall holds a B.S. in Analytical Finance from Wake Forest University and is a Chartered Financial Analyst® charterholder.

SAI

The disclosure under the section entitled “Management of the Funds - Portfolio Managers” beginning on page 33 is amended to read as follows:

As disclosed in the Prospectus, David P. Harris, Jimmy C. Chang, Andrew M. Kello and Albert (Trey) Sindall, III serve as the portfolio managers of the Funds (each, a “Portfolio Manager,” and collectively, the “Portfolio Managers”). Mr. Harris and Mr. Chang serve as Portfolio Managers for the Equity Allocation Fund, Mr. Kello and Mr. Sindall serve as Portfolio Managers for the Core Taxable Bond Fund, and Mr. Kello and Mr. Chang serve as Portfolio Managers for the Tax Exempt National Bond Fund and the Tax Exempt New York Bond Fund.

Other Accounts Managed by the Portfolio Managers
The table below identifies, for each Portfolio Manager of the Funds, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Asset amounts have been rounded and are approximate as of November 30, 2018.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

David P. Harris
Other Registered Investment Companies	2	$852	0	$0
Other Pooled Investment Vehicles	19	$2.1	0	$0
Other Accounts	232	$3.9	1	$388

Jimmy C. Chang
Other Registered Investment Companies	2	$852	0	$0
Other Pooled Investment Vehicles	15	$1.7	0	$0
Other Accounts	432	$4.7	1	$388

Andrew M. Kello
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	231	$1.3	0	$0

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Albert (Trey) Sindall, III*
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	26	$149	0	$0

*	Assets and amounts for Mr. Sindall are as of January 23, 2020.

Portfolio Manager Compensation
The Portfolio Managers’ compensation consists of a combination of competitive base salary, a discretionary annual bonus, and in the case of Managing Directors, participation in an incentive plan, which is designed to attract, retain, motivate and reward individuals who are expected to make important contributions to the Adviser and its affiliates by providing such individuals with restricted incentives that are intended to align the interests of such individuals with those of the company’s stockholders. The determination of bonus compensation is based on individual, team and the performance of client portfolios, as well as the performance of the overall company. The bonus is discretionary rather than formulaic, although metrics (e.g., individual alpha creation) are a factor in the decision-making process.

Material Conflicts of Interest
Potential conflicts of interest may arise in connection with the Portfolio Managers’ management of the Funds’ investments and the management of the investments of “other accounts”. The other accounts may have the same or similar investment objectives and strategies as the Funds but may be subject to different management fee structures than the Funds. Therefore, a potential conflict of interest may arise as a result of the similarities in investment objectives and strategies, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Funds. The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Ownership of Securities in the Funds by the Portfolio Managers
As of November 30, 2018, David P. Harris, Jimmy C. Chang and Andrew M. Kello did not beneficially own any shares of the Funds. As of January 23, 2020, Albert (Trey) Sindall, III did not beneficially own any shares of the Funds.

Please retain this supplement with your Prospectus, Summary Prospectus and SAI.

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